Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, plant and equipment

11.	Property, plant and equipment
Property, plant and equipment comprises owned and leased assets that do not meet the definition of investment property under IAS 40 - Investment Property. The Company leases assets including land, buildings, plant machinery and equipment, and other assets.

	Land	Buildings	Plant, machinery and equipment	Other assets(1)	Advances and tangible assets in progress	Total
	(€ million)
Gross carrying amount at January 1, 2022	€1,651	€10,232	€45,548	€6,074	€3,944	€67,449
Additions	—	322	3,133	367	1,017	4,839
Divestitures and disposals	(39)	(491)	(1,018)	(280)	(67)	(1,895)
Change in the scope of consolidation	7	(6)	(10)	60	1	52
Translation differences	43	242	862	19	188	1,354
Transfer to Assets held for sale	(104)	(168)	(158)	(7)	(18)	(455)
Other changes	(9)	129	1,334	423	(1,402)	475
At December 31, 2022	1,549	10,260	49,691	6,656	3,663	71,819
Additions	30	368	1,693	2,123	3,481	7,695
Divestitures and disposals	(65)	(505)	(1,496)	(292)	—	(2,358)
Change in the scope of consolidation	(6)	25	66	(5)	13	93
Translation differences	(16)	(120)	(521)	(67)	(75)	(799)
Transfer to Assets held for sale	(40)	(36)	(5)	—	—	(81)
Other changes	(4)	123	1,299	30	(1,540)	(92)
At December 31, 2023	1,448	10,115	50,727	8,445	5,542	76,277
Accumulated depreciation and impairment losses at January 1, 2022	17	4,169	26,520	1,231	24	31,961
Depreciation	3	583	3,633	434	—	4,653
Divestitures and disposal	(1)	(250)	(1,012)	(154)	—	(1,417)
Impairment losses and asset write-offs	9	37	—	—	—	46
Change in the scope of consolidation	2	(2)	15	24	—	39
Translation differences	—	26	150	(3)	3	176
Transfer to Assets held for sale	—	(84)	(112)	(4)	—	(200)
Other changes	2	11	158	185	—	356
At December 31, 2022	32	4,490	29,352	1,713	27	35,614
Depreciation	4	543	3,989	601	—	5,137
Divestitures and disposals	(6)	(397)	(1,418)	(214)	—	(2,035)
Impairment losses and asset write-offs	4	(5)	58	1	—	58
Change in the scope of consolidation	1	—	35	—	—	36
Translation differences	(1)	(30)	(252)	(28)	(1)	(312)
Transfer to Assets held for sale	—	(4)	(5)	—	—	(9)
Other changes	(2)	46	49	9	(1)	101
At December 31, 2023	32	4,643	31,808	2,082	25	38,590
Carrying amount at December 31, 2022	€1,517	€5,770	€20,339	€4,943	€3,636	€36,205
Carrying amount at December 31, 2023	€1,416	€5,472	€18,919	€6,363	€5,517	€37,687
_______________________________________________________________________________________________________________
(1) Other assets includes vehicles sold with a buy-back commitments for which the divestitures are reported on a net basis within the changes of gross carrying amount
Property, plant and equipment included owned property, plant and equipment of €35,903 million at December 31,
2023 (€34,244 million at December 31, 2022) and right-of-use assets of €1,784 million at December 31, 2023 (€1,961 million at December 31, 2022).
Changes in Right-of-use assets are as follows:

	Land	Buildings	Plant, machinery and equipment	Other assets	Total
	(€ million)
Balance at January 1, 2022	€22	€1,734	€349	€221	€2,326
Depreciation	(3)	(269)	(126)	(157)	(555)
Additions	—	124	46	208	378
Divestitures	(2)	(196)	(7)	(7)	(212)
Change in the scope of consolidation	4	(11)	(3)	—	(10)
Translation differences	1	59	11	9	80
Other	1	(40)	(5)	(2)	(46)
Balance at December 31, 2022	23	1,401	265	272	1,961
Depreciation	(4)	(248)	(114)	(241)	(607)
Additions	17	200	12	269	498
Divestitures	(4)	(52)	(6)	(4)	(66)
Change in the scope of consolidation	—	15	—	—	15
Translation differences	—	(24)	(2)	(8)	(34)
Other	1	17	(2)	1	17
Balance at December 31, 2023	€33	€1,309	€153	€289	€1,784
For the year ended December 31, 2023, the Company recognized a total of €58 million of impairment losses and asset write-offs. Refer to Note 2, Basis of preparation - Use of estimates - Recoverability of non-current assets with definite useful lives, for additional information on the impairment losses and asset write-offs recognized.
For the year ended December 31, 2022, the Company recognized a total of €46 million of impairment losses and asset write-offs.
These impairment charges were recognized within Cost of revenues in the Consolidated Income Statement for the years ended December 31, 2023, and 2022.
In 2023, translation differences of €(487) million primarily reflected the devaluation of the U.S. Dollar partially mitigated by the appreciation of the Brazilian Real to the Euro. In 2022, translation differences of €1,178 million primarily reflected the appreciation of U.S. Dollar and Brazilian Real to the Euro.
At December 31, 2023 and 2022, the carrying amounts of Property, plant and equipment of the Company (excluding the Right-of-Use assets described above) reported as pledged as security for debt and other commitments, was €840 million and €1,400 million, respectively.
At December 31, 2023 and 2022, the Company had contractual commitments for the purchase of Property, plant and equipment amounting to €3,085 million and €1,960 million, respectively.